SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

  a.
  In August 2012, the Company announced that it has entered into a definitive merger agreement with VanceInfo Technologies Inc. ("VanceInfo"), under which the two entities will be combined in an all-stock merger. According to the announcement, the Company and VanceInfo shareholders will each own approximately 50% of the combined company. The Company will be the surviving listed company in the merger, and its shares will continue to be listed on the NASDAQ Global Select Market. Each outstanding ordinary share of VanceInfo will be exchanged for the right to receive one common share of the Company and each American Depositary Share of VanceInfo, each of which represents one ordinary share, will be exchanged for the right to receive one American Depositary Share of the Company ("hiSoft ADS"). Immediately prior to the merger, the Company will effect a 13.9482-to-1 share consolidation and change the ratio of hiSoft ADSs representing ordinary shares from one ADS for nineteen shares to one ADS for one share. As announced by the Company, the transaction is expected to close in the fourth quarter of 2012.

  b.
  In July 2012, the Group entered into a framework agreement with the Administrative Committee of the Wuxi State Hi-Tech Zone to purchase a campus facility of approximately 21,225 square meters in Wuxi city, Jiangsu province, China. The parties will enter into a further agreement for the detailed terms of the purchase.

  c.
  In July 2012, the Group entered into an agreement with the selling shareholders of BearingPoint Holdings Pty Ltd ("BearingPoint"), an Australia-based IT consulting company, to acquire 100% of the equity interest in BearingPoint and its affiliated entities for a cash consideration of 8,295, including contingent consideration.

  d.
  In July 2012, the Group entered into an agreement with the selling shareholders of Newton Technologies Co., Ltd. ("Newton"), a Japan-based IT service supplier, to acquire 100% of the equity interest in Newton for a cash consideration of 1,474, including contingent consideration.